Off-balance Sheet Commitments - Additional Information (Detail) € in Millions, $ in Millions		12 Months Ended
	Feb. 27, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Jul. 20, 2017 EUR (€)	Nov. 05, 2015 EUR (€)	Feb. 28, 2014
Disclosure of collaboration agreements [line Items]
Operating leases		€ 1,452		€ 1,507	€ 1,567
Lease and sublease payments recognised as expense		291		309	340
Commitments related to r and d relating to projects in research phase		7,200		6,200	4,700
Commitments related to r and d payments contingent upon attainment of sales targets		€ 10,100		8,200	8,000
Description of agreement		In February 2014, pursuant to the “Pandemic Influenza Preparedness Framework for the sharing of influenza viruses and access to vaccines and other benefits” (still effective as of December 31, 2017), Sanofi Pasteur and the World Health Organization (WHO) signed a bilateral “Standard Material Transfer Agreement” (SMTA 2). This agreement stipulates that Sanofi Pasteur will, during declared pandemic periods, (i) donate 7.5% of its real-time production of pandemic vaccines against any strain with potential to cause a pandemic, and (ii) reserve a further 7.5% of such production on affordable terms. The agreement cancels and replaces all preceding commitments to donate pandemic vaccines to the WHO.	In February 2014, pursuant to the “Pandemic Influenza Preparedness Framework for the sharing of influenza viruses and access to vaccines and other benefits” (still effective as of December 31, 2017), Sanofi Pasteur and the World Health Organization (WHO) signed a bilateral “Standard Material Transfer Agreement” (SMTA 2). This agreement stipulates that Sanofi Pasteur will, during declared pandemic periods, (i) donate 7.5% of its real-time production of pandemic vaccines against any strain with potential to cause a pandemic, and (ii) reserve a further 7.5% of such production on affordable terms. The agreement cancels and replaces all preceding commitments to donate pandemic vaccines to the WHO.
Percentage of pandemic vaccines agreed to transfer								7.50%
Percentage of pandemic vaccines agreed to reserve								7.50%
Total credit facilities		€ 8,010		€ 8,000	€ 8,000
Joint ventures [Member]
Disclosure of collaboration agreements [line Items]
Operating leases		€ 127
Lonza [Member] | Joint ventures [Member]
Disclosure of collaboration agreements [line Items]
Amounts payable partners in collaboration agreements | $	$ 0.8
Initial investment in joint venture | $	$ 0.3
Percentage shared by partners in construction of facility financing	50.00%
Share of operating expenses and cost of producion to joint partner payable period	15 years
Ablynx [Member] | Top of range [Member]
Disclosure of collaboration agreements [line Items]
Amounts payable partners in collaboration agreements						€ 2,400
Hanmi Pharmaceutical Co Limited [Member]
Disclosure of collaboration agreements [line Items]
Description of plan amendments		Hanmi Pharmaceutical Co., Ltd. (2016): amendment to the license agreement originally signed on November 5, 2015. Under the terms of the amendment, Sanofi returned to Hanmi the rights for a weekly-administered insulin, and Hanmi re-assumed at its own expense responsibility for developing the weekly-administered efpeglenatide/insulin combination for a specified period of time, with other contractual terms relating to the combination remaining unchanged. The financial terms of the efpeglenatide collaboration as regards development and registration milestone payments, Hanmi’s entitlement to royalties and Hanmi’s contribution to the development costs of efpeglenatide were also amended. In return, Hanmi committed to pay €196 million to Sanofi, of which €98 million was paid in 2017.	Hanmi Pharmaceutical Co., Ltd. (2016): amendment to the license agreement originally signed on November 5, 2015. Under the terms of the amendment, Sanofi returned to Hanmi the rights for a weekly-administered insulin, and Hanmi re-assumed at its own expense responsibility for developing the weekly-administered efpeglenatide/insulin combination for a specified period of time, with other contractual terms relating to the combination remaining unchanged. The financial terms of the efpeglenatide collaboration as regards development and registration milestone payments, Hanmi’s entitlement to royalties and Hanmi’s contribution to the development costs of efpeglenatide were also amended. In return, Hanmi committed to pay €196 million to Sanofi, of which €98 million was paid in 2017.
Amounts received from partners in collaboration agreements		€ 98
Amounts receivable from partners in collaboration agreements							€ 196
Dice Molecules [Member]
Disclosure of collaboration agreements [line Items]
Description of collaboration agreement		DiCE Molecules (2016) five-year global collaboration to discover potential new therapeutics for up to 12 targets that encompass all disease areas of strategic interest to Sanofi.	DiCE Molecules (2016) five-year global collaboration to discover potential new therapeutics for up to 12 targets that encompass all disease areas of strategic interest to Sanofi.
Collaboration period				5 years
Principia Biopharma, Inc [member]
Disclosure of collaboration agreements [line Items]
Upfront payments | $			$ 40.0
Principia Biopharma, Inc [member] | Top of range [Member]
Disclosure of collaboration agreements [line Items]
Future milestone payments | $			$ 765.0